Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of shareholders' capital
Crescent Point has an unlimited number of common shares authorized for issuance.

	2020		2019
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	529,399,923	16,705.1	550,151,561	16,803.0
Issued on redemption of restricted shares	2,801,599	15.2	3,321,362	24.7
Common shares repurchased	(2,165,600)	(12.7)	(24,073,000)	(122.6)
Common shares, end of year	530,035,922	16,707.6	529,399,923	16,705.1
Cumulative share issue costs, net of tax	—	(256.1)	—	(256.1)
Total shareholders’ capital, end of year	530,035,922	16,451.5	529,399,923	16,449.0